T. ROWE PRICE Target 2025 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 53 .7%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  88,679 5,483 9,688 17,857,824 86,253
New Income Fund  65,474 4,893 7,594 8,030,155 64,161
International Bond Fund (USD
Hedged)  25,677 1,497 2,830 2,857,068 24,428
Dynamic Global Bond Fund  15,470 525 1,772 1,840,081 14,316
Emerging Markets Bond Fund  13,589 495 1,457 1,391,536 13,234
High Yield Fund  11,930 447 1,232 1,886,164 11,336
U.S. Treasury Long-Term Index
Fund  11,818 393 1,781 1,537,223 10,868
Dynamic Credit Fund  5,782 446 699 629,540 5,609
Floating Rate Fund  4,054 156 418 410,489 3,801
Total Bond Funds (Cost $ 243,020 ) 234,006
EQUITY FUNDS 42 .5%
T. Rowe Price Funds:
Value Fund  27,770 516 2,365 540,921 26,489
Growth Stock Fund  25,973 470 2,061 216,911 25,589
Hedged Equity Fund  18,880 353 1,581 1,379,356 18,483
U.S. Large-Cap Core Fund  18,712 344 1,885 396,323 17,847
International Value Equity Fund  15,868 284 1,179 694,091 15,457
Overseas Stock Fund  13,651 253 944 868,531 13,341
Real Assets Fund  13,071 239 1,205 796,781 13,004
Equity Index 500 Fund  13,203 1,114 1,729 73,222 12,460
International Stock Fund  12,032 216 1,017 504,594 11,207
Mid-Cap Growth Fund  6,405 118 600 59,636 6,218
Mid-Cap Value Fund  5,911 109 537 177,431 5,910
Emerging Markets Discovery Stock
Fund  5,420 96 755 319,224 5,274
Emerging Markets Stock Fund  4,641 87 435 120,078 4,708
Small-Cap Value Fund  3,643 66 398 64,772 3,603
Small-Cap Stock Fund  3,081 52 269 51,367 3,073
New Horizons Fund (2) 2,744 47 498 43,123 2,464
Total Equity Funds (Cost $ 118,966 ) 185,127
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  — 875 851 249 24
Total Other Mutual Funds (Cost $ 24 ) 24

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .8%
Money Market Funds  3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 20,008 3,973 7,525 16,456,346 16,456
Total Short-Term Investments (Cost $ 16,456 ) 16,456
Total Investments in Securities 100.0%
(Cost $378,466) $ 435,613
Other Assets Less Liabilities (0.0)% (186)
Net Assets 100.0% $ 435,427
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 80 $ 117
Dynamic Global Bond Fund  (133) 93 223
Emerging Markets Bond Fund  (62) 607 237
Emerging Markets Discovery Stock Fund  81 513 —
Emerging Markets Stock Fund  49 415 —
Equity Index 500 Fund  1,289 (128) 40
Floating Rate Fund  — 9 79
Growth Stock Fund  1,489 1,207 —
Hedged Equity Fund  394 831 —
High Yield Fund  (10) 191 221
International Bond Fund (USD Hedged)  (86) 84 275
International Stock Fund  317 (24) —
International Value Equity Fund  731 484 —
Limited Duration Inflation Focused Bond Fund  (75) 1,779 418
Mid-Cap Growth Fund  112 295 —
Mid-Cap Value Fund  52 427 —
New Horizons Fund  65 171 —
New Income Fund  (561) 1,388 838
Overseas Stock Fund  472 381 —
Real Assets Fund  279 899 —
Small-Cap Stock Fund  75 209 —
Small-Cap Value Fund  97 292 —
Transition Fund  (1) — —
U.S. Large-Cap Core Fund  668 676 —
U.S. Treasury Long-Term Index Fund  (357) 438 125
Value Fund  914 568 —
U.S. Treasury Money Fund, 4.35% — — 202
Totals $ 5,798 # $ 11,885 $ 2,775 +

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,775 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2025 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F186-054Q1 08/25